UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  May 31, 2014

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Zacks All-Cap Core Fund
(Class A:  CZOAX)
(Class C: CZOCX)

Zacks Market Neutral Fund
(Class A:  ZMNAX)
(Class C:  ZMNCX)

Zacks Small-Cap Core Fund
(Investor Class:  ZSCCX)
(Class C:  ZCCCX)
(Class I: ZSCIX)

Zacks Dividend Fund
(Investor Class:  ZDIVX)

SEMI-ANNUAL REPORT
May 31, 2014

Zacks All-Cap Core Fund
Zacks Market Neutral Fund
Zacks Small-Cap Core Fund
Zacks Dividend Fund
each a series of the Investment Managers Series Trust

Table of Contents

Schedules of Investments	1
Statements of Assets and Liabilities	22
Statements of Operations	24
Statements of Changes in Net Assets	26
Statement of Cash Flows	30
Financial Highlights	31
Notes to Financial Statements	39
Supplemental Information	48
Expense Example	50

This report and the financial statements contained herein are provided for the general information of the shareholders of the Zacks Funds.  This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.zacksfunds.com

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS
As of May 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 98.1%
	BASIC MATERIALS – 2.1%
4,176	Monsanto Co.	$508,846
1,874	PPG Industries, Inc.	377,817
		886,663
	COMMUNICATIONS – 13.3%
18,875	AT&T, Inc.	669,496
9,010	Ciena Corp.*	174,794
12,035	Corning, Inc.	256,346
7,925	eBay, Inc.*	402,035
8,681	Facebook, Inc. - Class A*	549,507
854	Google, Inc. - Class A*	488,189
608	Google, Inc. - Class C*	341,076
11,805	Juniper Networks, Inc.*	288,750
7,596	NICE Systems Ltd. - ADR1	297,991
3,978	Splunk, Inc.*	166,519
8,188	Time Warner, Inc.	571,768
13,416	Verizon Communications, Inc.	670,264
7,727	Walt Disney Co.	649,145
		5,525,880
	CONSUMER, CYCLICAL – 9.9%
6,478	Brinker International, Inc.	321,633
14,500	Delta Air Lines, Inc.	578,695
13,646	General Motors Co.	471,879
6,478	Hanesbrands, Inc.	549,529
4,154	Harley-Davidson, Inc.	295,931
9,635	Home Depot, Inc.	773,016
8,451	Macy's, Inc.	506,130
3,748	Michael Kors Holdings Ltd.* 1	353,736
3,478	Wal-Mart Stores, Inc.	267,006
		4,117,555
	CONSUMER, NON-CYCLICAL – 22.7%
3,058	Actavis PLC* 1	646,889
2,727	Amgen, Inc.	316,305
7,234	Colgate-Palmolive Co.	494,806
2,377	Emergent Biosolutions, Inc.*	51,557
7,551	General Mills, Inc.	414,776
11,493	Gilead Sciences, Inc.*	933,347
5,787	Hain Celestial Group, Inc.*	524,997
10,851	Hanger, Inc.*	329,653
5,064	Hershey Co.	492,930
1,522	Illumina, Inc.*	240,857
6,412	Johnson & Johnson	650,562
2,828	Kimberly-Clark Corp.	317,726

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
14,764	Kroger Co.	$704,833
2,959	McKesson Corp.	561,145
5,819	PepsiCo, Inc.	513,992
16,286	Pfizer, Inc.	482,554
4,209	Procter & Gamble Co.	340,045
2,762	Roche Holding A.G. - ADR1	101,890
3,781	Sanofi - ADR1	201,527
7,929	St. Jude Medical, Inc.	514,592
7,930	Tyson Foods, Inc. - Class A	336,708
3,525	Universal Health Services, Inc. - Class B	315,734
		9,487,425
	ENERGY – 10.4%
6,504	Baker Hughes, Inc.	458,662
6,511	Chevron Corp.	799,486
6,609	Clean Energy Fuels Corp.*	73,228
6,854	ConocoPhillips	547,909
6,807	Exxon Mobil Corp.	684,308
18,316	Marathon Oil Corp.	671,464
4,307	Royal Dutch Shell PLC - ADR1	352,485
7,267	Schlumberger Ltd.1	756,058
		4,343,600
	FINANCIAL – 16.3%
6,708	Allstate Corp.	390,808
3,376	American Express Co.	308,904
23,216	Ares Capital Corp.	400,244
27,863	Bank of America Corp.	421,846
2,433	BlackRock, Inc.	741,822
15,784	East West Bancorp, Inc.	528,448
4,775	Health Care REIT, Inc. - REIT	301,923
7,497	Hospitality Properties Trust - REIT	217,488
3,025	Jones Lang LaSalle, Inc.	366,902
9,733	Marsh & McLennan Cos., Inc.	489,278
4,011	Prudential Financial, Inc.	329,544
1,479	SVB Financial Group*	155,960
6,708	Travelers Cos., Inc.	626,863
9,931	U.S. Bancorp	418,989
1,426	Visa, Inc. - Class A	306,348
15,253	Wells Fargo & Co.	774,547
		6,779,914
	INDUSTRIAL – 11.4%
6,149	A.O. Smith Corp.	303,638
3,748	Applied Industrial Technologies, Inc.	178,480

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
2,630	FEI Co.	$219,473
4,100	Flowserve Corp.	302,334
5,754	Honeywell International, Inc.	535,985
1,775	Hubbell, Inc. - Class B	207,675
2,301	Huntington Ingalls Industries, Inc.	229,709
2,236	Middleby Corp.*	534,001
1,722	Raytheon Co.	168,015
2,367	Snap-on, Inc.	277,578
1,556	Union Pacific Corp.	310,064
4,570	United Parcel Service, Inc. - Class B	474,732
7,366	Wabtec Corp.	579,999
11,049	Xylem, Inc.	412,128
		4,733,811
	TECHNOLOGY – 7.5%
626	Apple, Inc.	396,258
8,056	Cognizant Technology Solutions Corp. - Class A*	391,602
16,310	EMC Corp.	433,193
13,745	Intel Corp.	375,513
7,398	Lam Research Corp.*	458,972
13,120	Microsoft Corp.	537,133
4,833	QUALCOMM, Inc.	388,815
1,282	Ultimate Software Group, Inc.*	162,981
		3,144,467
	UTILITIES – 4.5%
3,885	American Electric Power Co., Inc.	207,265
7,234	American States Water Co.	219,045
14,238	California Water Service Group	314,090
10,616	NiSource, Inc.	396,720
8,108	Northeast Utilities	368,103
9,898	Westar Energy, Inc.	356,823
		1,862,046
	TOTAL COMMON STOCKS (Cost $31,791,839)	40,881,361

Principal Amount

	SHORT-TERM INVESTMENTS – 1.8%
$763,418	UMB Money Market Fiduciary, 0.01%2	763,418

	TOTAL SHORT-TERM INVESTMENTS (Cost $763,418)	763,418

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2014 (Unaudited)

TOTAL INVESTMENTS – 99.9% (Cost $32,555,257)	$41,644,779
Other Assets in Excess of Liabilities – 0.1%	56,477

TOTAL NET ASSETS – 100.0%	$41,701,256

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
1	Foreign security denominated in U.S. Dollars.
2	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Zacks All-Cap Core Fund
SUMMARY OF INVESTMENTS
As of May 31, 2014 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Non-cyclical	22.7%
Financial	16.3%
Communications	13.3%
Industrial	11.4%
Energy	10.4%
Consumer, Cyclical	9.9%
Technology	7.5%
Utilities	4.5%
Basic Materials	2.1%
Total Common Stocks	98.1%
Short-Term Investments	1.8%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS
As of May 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 93.1%
	BASIC MATERIALS – 1.6%
1,938	Schweitzer-Mauduit International, Inc.1	$80,776
3,334	Tronox Ltd. - Class A1,2	88,584
		169,360
	COMMUNICATIONS – 6.8%
3,843	AH Belo Corp. - Class A1	45,271
3,630	Ciena Corp.* 1	70,422
4,420	Fortinet, Inc.* 1	99,318
5,607	General Communication, Inc. - Class A* 1	63,583
208	Google, Inc. - Class A* 1	118,903
98	Google, Inc. - Class C* 1	54,976
2,904	Time Warner, Inc.1	202,786
1,203	Verizon Communications, Inc.1	60,102
		715,361
	CONSUMER, CYCLICAL – 18.5%
1,213	American Woodmark Corp.* 1	33,442
5,202	Cinemark Holdings, Inc.1	163,967
3,000	Dick's Sporting Goods, Inc.1	133,350
2,968	General Motors Co.1	102,633
1,293	Hanesbrands, Inc.1	109,685
3,500	Lowe's Cos., Inc.1	164,780
3,336	Macy's, Inc.1	199,793
5,876	Pantry, Inc.* 1	99,246
1,978	Papa John's International, Inc.1	85,786
718	Polaris Industries, Inc.1	92,565
3,439	TJX Cos., Inc.1	187,253
3,319	VF Corp.1	209,163
756	W.W. Grainger, Inc.1	195,328
1,152	Whirlpool Corp.1	165,370
		1,942,361
	CONSUMER, NON-CYCLICAL – 25.7%
1,069	Acadia Healthcare Co., Inc.* 1	45,582
1,464	Avis Budget Group, Inc.* 1	83,785
1,821	Barrett Business Services, Inc.1	85,878
1,037	Bio-Rad Laboratories, Inc. - Class A* 1	125,197
4,868	Carriage Services, Inc.1	89,425
1,468	Coca-Cola Enterprises, Inc.1	67,000
2,784	Emeritus Corp.* 1	87,084
7,231	Global Cash Access Holdings, Inc.* 1	64,356
2,190	Hershey Co.1	213,175
2,151	Ingles Markets, Inc. - Class A1	56,399
410	Jazz Pharmaceuticals PLC* 1,2	58,163
4,340	Kelly Services, Inc. - Class A1	77,078

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
3,974	Kroger Co.1	$189,719
680	McKesson Corp.1	128,955
1,739	Mead Johnson Nutrition Co.1	155,588
6,162	MoneyGram International, Inc.* 1	81,215
3,179	On Assignment, Inc.* 1	112,060
2,122	PepsiCo, Inc.1	187,436
989	Salix Pharmaceuticals Ltd.* 1	112,825
2,240	St. Jude Medical, Inc.1	145,376
2,920	Tyson Foods, Inc. - Class A1	123,983
1,410	Universal Health Services, Inc. - Class B1	126,294
5,458	VCA Antech, Inc.* 1	183,662
2,350	West Pharmaceutical Services, Inc.1	98,911
		2,699,146
	ENERGY – 1.1%
1,650	Baker Hughes, Inc.1	116,358

	FINANCIAL – 7.9%
1,692	Allstate Corp.1	98,576
2,639	CoreSite Realty Corp. - REIT1	83,656
1,342	Hanover Insurance Group, Inc.1	80,587
2,170	Hospitality Properties Trust - REIT1	62,952
7,766	Investors Bancorp, Inc.1	83,873
1,697	LPL Financial Holdings, Inc.1	79,589
3,528	Selective Insurance Group, Inc.1	83,861
4,181	U.S. Bancorp1	176,396
1,273	Waddell & Reed Financial, Inc. - Class A1	76,864
		826,354
	INDUSTRIAL – 21.0%
2,596	Blount International, Inc.*	31,619
3,390	General Cable Corp.1	86,445
3,670	Granite Construction, Inc.1	130,358
2,888	Hexcel Corp.* 1	118,552
2,138	Honeywell International, Inc.1	199,155
1,133	Hubbell, Inc. - Class B1	132,561
814	Huntington Ingalls Industries, Inc.1	81,262
2,394	IDEX Corp.1	183,572
1,660	Kirby Corp.* 1	183,513
3,080	Methode Electronics, Inc.1	95,942
1,940	Packaging Corp. of America1	134,171
1,229	Snap-on, Inc.1	144,125
1,289	Tech Data Corp.* 1	76,708
2,030	Teledyne Technologies, Inc.* 1	192,383
1,330	Thermo Fisher Scientific, Inc.1	155,490

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
802	Union Pacific Corp.1	$159,815
942	United Parcel Service, Inc. - Class B1	97,855
		2,203,526
	TECHNOLOGY – 8.5%
1,436	Akamai Technologies, Inc.* 1	78,032
3,112	Broadridge Financial Solutions, Inc.1	127,654
1,860	Cognizant Technology Solutions Corp. - Class A* 1	90,415
5,460	EMC Corp.1	145,018
970	Hittite Microwave Corp.1	57,036
973	Informatica Corp.* 1	35,602
4,040	Intel Corp.1	110,373
1,138	Lam Research Corp.* 1	70,601
4,620	Synopsys, Inc.* 1	177,824
		892,555
	UTILITIES – 2.0%
4,293	NorthWestern Corp.1	206,064

	TOTAL COMMON STOCKS (Cost $8,051,656)	9,771,085

Principal Amount

	SHORT-TERM INVESTMENTS – 2.6%
$275,212	UMB Money Market Fiduciary, 0.01%3	275,212

	TOTAL SHORT-TERM INVESTMENTS (Cost $275,212)	275,212

	TOTAL INVESTMENTS – 95.7% (Cost $8,326,868)	10,046,297
	Other Assets in Excess of Liabilities – 4.3%	446,097

	TOTAL NET ASSETS – 100.0%	$10,492,394

Number of Shares

	SECURITIES SOLD SHORT – 93.1%
	COMMON STOCKS – 93.1%
	BASIC MATERIALS – 0.9%
(1,101)	BHP Billiton Ltd. - ADR2	(74,736)
(1,591)	Intrepid Potash, Inc.*	(25,790)
		(100,526)
	COMMUNICATIONS – 7.9%
(8,602)	America Movil S.A.B. de C.V. - ADR2	(166,277)

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2014 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	COMMUNICATIONS (Continued)
(569)	Harris Corp.	$(43,955)
(1,872)	Level 3 Communications, Inc.*	(81,713)
(1,436)	Motorola Solutions, Inc.	(96,815)
(1,915)	NETGEAR, Inc.*	(62,946)
(2,009)	Nexstar Broadcasting Group, Inc. - Class A	(93,338)
(2,490)	Stamps.com, Inc.*	(80,477)
(2,825)	Symantec Corp.	(62,122)
(2,780)	VeriSign, Inc.*	(139,222)
		(826,865)
	CONSUMER, CYCLICAL – 20.8%
(4,150)	Beazer Homes USA, Inc.*	(81,216)
(6,410)	Boyd Gaming Corp.*	(70,190)
(1,181)	Buckle, Inc.	(52,968)
(1,249)	Cabela's, Inc.*	(76,476)
(5,671)	Carnival Corp.2	(227,010)
(2,630)	Cash America International, Inc.	(124,951)
(4,500)	Coach, Inc.	(183,195)
(1,991)	Conn's, Inc.*	(92,860)
(7,356)	Dixie Group, Inc.*	(86,433)
(2,984)	Family Dollar Stores, Inc.	(174,862)
(3,300)	Fastenal Co.	(160,875)
(2,841)	Finish Line, Inc. - Class A	(81,451)
(5,120)	KB Home	(84,378)
(1,633)	Madison Square Garden Co. - Class A*	(89,570)
(5,428)	MarineMax, Inc.*	(87,228)
(2,929)	MDC Holdings, Inc.	(83,799)
(128)	NVR, Inc.*	(142,546)
(2,166)	Ryland Group, Inc.	(81,658)
(399)	Tempur Sealy International, Inc.*	(21,929)
(426)	Tesla Motors, Inc.*	(88,510)
(5,993)	Tile Shop Holdings, Inc.*	(89,416)
		(2,181,521)
	CONSUMER, NON-CYCLICAL – 28.5%
(4,250)	Abaxis, Inc.	(175,610)
(4,301)	ACADIA Pharmaceuticals, Inc.*	(88,816)
(3,875)	ADT Corp.	(124,775)
(24,834)	AMBEV S.A. - ADR2	(174,831)
(1,548)	Automatic Data Processing, Inc.	(123,345)
(11,890)	Avon Products, Inc.	(169,908)
(1,520)	Baxter International, Inc.	(113,103)
(1,150)	BioMarin Pharmaceutical, Inc.*	(66,654)

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2014 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
(368)	Boston Beer Co., Inc. - Class A*	$(78,903)
(951)	Coca-Cola Co.	(38,905)
(2,210)	CoreLogic, Inc./United States*	(63,051)
(3,056)	Dean Foods Co.	(53,113)
(3,960)	Endologix, Inc.*	(51,718)
(530)	Gartner, Inc.*	(37,678)
(5,090)	Gentiva Health Services, Inc.*	(69,377)
(4,548)	Hertz Global Holdings, Inc.*	(134,257)
(2,490)	Hill-Rom Holdings, Inc.	(98,828)
(3,400)	Hologic, Inc.*	(83,096)
(1,644)	Hospira, Inc.*	(80,835)
(2,949)	Keryx Biopharmaceuticals, Inc.*	(38,927)
(1,309)	Merck & Co., Inc.	(75,739)
(1,692)	Mindray Medical International Ltd. - ADR2	(52,503)
(2,841)	Mondelez International, Inc. - Class A	(106,878)
(1,500)	Novo Nordisk A/S - ADR2	(63,420)
(3,988)	Post Holdings, Inc.*	(199,280)
(2,447)	Prestige Brands Holdings, Inc.*	(83,687)
(2,490)	Quest Diagnostics, Inc.	(149,126)
(3,658)	Reynolds American, Inc.	(218,127)
(260)	Synageva BioPharma Corp.*	(21,099)
(1,548)	Team, Inc.*	(64,892)
(895)	WEX, Inc.*	(86,180)
		(2,986,661)
	ENERGY – 0.8%
(2,985)	Ultra Petroleum Corp.* 2	(80,655)

	FINANCIAL – 7.9%
(6,260)	Banco Santander SA - ADR2	(63,977)
(8,453)	BankFinancial Corp.	(84,445)
(1,530)	BB&T Corp.	(58,018)
(2,190)	Charles Schwab Corp.	(55,210)
(1,585)	Extra Space Storage, Inc. - REIT	(82,975)
(5,130)	Flagstar Bancorp, Inc.*	(87,261)
(9,525)	MGIC Investment Corp.*	(80,772)
(6,288)	Progressive Corp.	(157,389)
(5,520)	Radian Group, Inc.	(79,598)
(3,439)	Republic Bancorp, Inc. - Class A	(79,957)
		(829,602)
	INDUSTRIAL – 18.4%
(3,372)	C.H. Robinson Worldwide, Inc.	(201,848)
(2,410)	CLARCOR, Inc.	(141,057)

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2014 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
(1,787)	Colfax Corp.*	$(130,076)
(7,270)	CSX Corp.	(213,738)
(2,378)	Eaton Corp. PLC2	(175,235)
(2,649)	FLIR Systems, Inc.	(92,477)
(1,755)	Forward Air Corp.	(78,729)
(4,572)	GenCorp, Inc.*	(85,085)
(958)	General Dynamics Corp.	(113,159)
(851)	Genesee & Wyoming, Inc. - Class A*	(82,845)
(4,511)	InvenSense, Inc.*	(87,062)
(5,985)	LMI Aerospace, Inc.*	(82,773)
(1,213)	Rockwell Collins, Inc.	(95,875)
(3,773)	Silgan Holdings, Inc.	(184,236)
(970)	Stanley Black & Decker, Inc.	(84,778)
(979)	Texas Industries, Inc.*	(84,086)
		(1,933,059)
	TECHNOLOGY – 6.8%
(640)	athenahealth, Inc.*	(81,222)
(5,847)	GT Advanced Technologies, Inc.*	(98,580)
(3,032)	Infoblox, Inc.*	(39,295)
(1,520)	KLA-Tencor Corp.	(99,590)
(4,117)	Oracle Corp.	(172,996)
(2,407)	SAP A.G. - ADR2	(184,136)
(1,444)	Ultratech, Inc.*	(36,649)
		(712,468)
	UTILITIES – 1.1%
(3,270)	Exelon Corp.	(120,434)

	TOTAL COMMON STOCKS (Proceeds $9,047,012)	(9,771,791)

	TOTAL SECURITIES SOLD SHORT (Proceeds $9,047,012)	$(9,771,791)

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
1	All or a portion of this security is segregated as collateral for securities sold short.
2	Foreign security denominated in U.S. Dollars.
3	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Zacks Market Neutral Fund
SUMMARY OF INVESTMENTS
As of May 31, 2014 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Non-cyclical	25.7%
Industrial	21.0%
Consumer, Cyclical	18.5%
Technology	8.5%
Financial	7.9%
Communications	6.8%
Utilities	2.0%
Basic Materials	1.6%
Energy	1.1%
Total Common Stocks	93.1%
Short-Term Investments	2.6%
Total Investments	95.7%
Other Assets in Excess of Liabilities	4.3%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS
As of May 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 100.1%
	BASIC MATERIALS – 3.7%
29,229	A Schulman, Inc.	$1,029,153
19,207	KapStone Paper and Packaging Corp.*	557,963
6,238	Neenah Paper, Inc.	304,290
		1,891,406
	COMMUNICATIONS – 3.4%
39,145	Entravision Communications Corp. - Class A	209,817
9,101	ePlus, Inc.*	516,118
16,164	Lionbridge Technologies, Inc.*	91,003
40,169	Perficient, Inc.*	708,581
21,887	VASCO Data Security International, Inc.*	244,040
		1,769,559
	CONSUMER, CYCLICAL – 17.1%
25,525	Daktronics, Inc.	316,765
32,906	Federal-Mogul Holdings Corp.*	545,911
13,792	Flexsteel Industries, Inc.	458,998
24,587	Hooker Furniture Corp.	351,594
17,609	Jack in the Box, Inc.	1,016,568
24,998	Johnson Outdoors, Inc. - Class A	623,700
13,633	Libbey, Inc.*	367,409
46,236	Marcus Corp.	776,765
50,254	Modine Manufacturing Co.*	767,379
5,808	PC Connection, Inc.	121,561
33,125	Remy International, Inc.	788,044
36,760	Rite Aid Corp.*	307,314
24,214	ScanSource, Inc.*	898,339
2,178	Spirit Airlines, Inc.*	128,654
26,124	Stein Mart, Inc.	353,196
13,257	Universal Electronics, Inc.*	602,928
21,005	Wesco Aircraft Holdings, Inc.*	456,649
		8,881,774
	CONSUMER, NON-CYCLICAL – 13.8%
18,823	AMN Healthcare Services, Inc.*	210,818
9,665	Cambrex Corp.*	207,701
36,364	Exactech, Inc.*	846,917
7,192	Fresh Del Monte Produce, Inc.1	208,352
19,457	Hackett Group, Inc.	118,688
7,387	Impax Laboratories, Inc.*	205,063
11,395	Inter Parfums, Inc.	340,369
18,646	Korn/Ferry International*	566,279
9,831	Lannett Co., Inc.*	410,739
10,582	National Healthcare Corp.	571,428
13,446	Natus Medical, Inc.*	331,444

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
5,647	Pilgrim's Pride Corp.*	$143,660
60,423	Select Medical Holdings Corp.	915,408
44,833	SpartanNash Co.	1,088,545
74,492	Synutra International, Inc.*	417,900
10,123	Utah Medical Products, Inc.	554,842
		7,138,153
	ENERGY – 2.9%
20,869	EnLink Midstream LLC	861,264
10,490	Helix Energy Solutions Group, Inc.*	245,256
12,795	Matrix Service Co.*	417,757
		1,524,277
	FINANCIAL – 25.7%
20,119	Center Bancorp, Inc.	373,409
12,119	Central Pacific Financial Corp.	230,746
2,304	Credit Acceptance Corp.*	300,902
12,956	FBL Financial Group, Inc. - Class A	566,307
16,573	First Bancorp/Troy NC	299,640
3,550	First Defiance Financial Corp.	100,217
8,357	Geo Group, Inc. - REIT	284,222
26,770	Global Indemnity PLC* 1	707,799
34,929	Great Southern Bancorp, Inc.	1,023,070
27,116	Guaranty Bancorp	374,201
25,482	HFF, Inc. - Class A	823,578
6,520	Horace Mann Educators Corp.	190,449
68,620	Kearny Financial Corp.*	975,776
19,193	MainSource Financial Group, Inc.	319,563
16,623	Navigators Group, Inc.*	1,035,779
67,603	OneBeacon Insurance Group Ltd. - Class A1	1,033,650
22,977	Preferred Bank/Los Angeles CA*	517,672
6,681	Primerica, Inc.	300,912
56,947	Pzena Investment Management, Inc. - Class A	584,846
14,688	Safety Insurance Group, Inc.	757,607
10,360	Saul Centers, Inc. - REIT	498,834
6,650	Selective Insurance Group, Inc.	158,070
20,008	Sierra Bancorp	316,727
12,696	Tompkins Financial Corp.	585,920
19,268	United Fire Group, Inc.	534,687
3,818	WesBanco, Inc.	112,402
22,876	West Bancorporation, Inc.	329,643
		13,336,628
	INDUSTRIAL – 20.5%
13,614	Alamo Group, Inc.	705,750

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
2,328	AMERCO	$642,761
2,133	Astronics Corp.*	117,016
42,738	Benchmark Electronics, Inc.*	991,094
42,100	Berry Plastics Group, Inc.*	993,981
16,303	Chase Corp.	497,894
9,192	CIRCOR International, Inc.	700,982
9,579	Columbus McKinnon Corp.	269,745
35,646	CTS Corp.	624,161
54,759	Electro Scientific Industries, Inc.	399,193
21,085	EMCOR Group, Inc.	938,704
8,440	Gibraltar Industries, Inc.*	133,858
20,263	Gorman-Rupp Co.	642,540
66,930	Graphic Packaging Holding Co.*	735,561
13,940	Kadant, Inc.	528,326
5,415	Littelfuse, Inc.	474,679
6,066	Movado Group, Inc.	232,267
5,223	NN, Inc.	128,120
9,057	Teledyne Technologies, Inc.*	858,332
		10,614,964
	TECHNOLOGY – 7.1%
8,000	DSP Group, Inc.*	67,120
9,717	Electronics For Imaging, Inc.*	395,384
21,430	Pegasystems, Inc.	455,173
105,445	Pericom Semiconductor Corp.*	941,624
47,684	QLogic Corp.*	473,979
18,246	SS&C Technologies Holdings, Inc.*	778,192
18,000	Super Micro Computer, Inc.*	387,000
3,354	Verint Systems, Inc.*	155,391
		3,653,863
	UTILITIES – 5.9%
35,478	California Water Service Group	782,645
10,032	Laclede Group, Inc.	468,294
17,281	Middlesex Water Co.	353,742
15,055	Southwest Gas Corp.	788,280
20,267	Unitil Corp.	678,539
		3,071,500
	TOTAL COMMON STOCKS (Cost $49,663,728)	51,882,124

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2014 (Unaudited)

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 0.5%
$245,523	UMB Money Market Fiduciary, 0.01%2	$245,523

	TOTAL SHORT-TERM INVESTMENTS (Cost $245,523)	245,523

	TOTAL INVESTMENTS – 100.6% (Cost $49,909,251)	52,127,647
	Liabilities in Excess of Other Assets – (0.6)%	(305,588)

	TOTAL NET ASSETS – 100.0%	$51,822,059

PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
1	Foreign security denominated in U.S. Dollars.
2	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Zacks Small-Cap Core Fund
SUMMARY OF INVESTMENTS
As of May 31, 2014 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financial	25.7%
Industrial	20.5%
Consumer, Cyclical	17.1%
Consumer, Non-cyclical	13.8%
Technology	7.1%
Utilities	5.9%
Basic Materials	3.7%
Communications	3.4%
Energy	2.9%
Total Common Stocks	100.1%
Short-Term Investments	0.5%
Total Investments	100.6%
Liabilities in Excess of Other Assets	(0.6)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Zacks Dividend Fund
SCHEDULE OF INVESTMENTS
As of May 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 96.0%
	BASIC MATERIALS – 4.9%
610	Dow Chemical Co.	$31,793
430	International Paper Co.	20,481
335	RPM International, Inc.	14,429
		66,703
	COMMUNICATIONS – 6.4%
759	AT&T, Inc.	26,922
932	Cisco Systems, Inc.	22,946
157	Harris Corp.	12,128
499	Verizon Communications, Inc.	24,930
		86,926
	CONSUMER, CYCLICAL – 4.0%
266	Home Depot, Inc.	21,341
325	Newell Rubbermaid, Inc.	9,516
316	Wal-Mart Stores, Inc.	24,259
		55,116
	CONSUMER, NON-CYCLICAL – 19.6%
396	AbbVie, Inc.	21,515
394	Altria Group, Inc.	16,375
462	Archer-Daniels-Midland Co.	20,762
512	ConAgra Foods, Inc.	16,538
319	Eli Lilly & Co.	19,095
221	Johnson & Johnson	22,423
300	KAR Auction Services, Inc.	9,162
282	Medtronic, Inc.	17,210
740	Merck & Co., Inc.	42,816
1,221	Pfizer, Inc.	36,178
230	Philip Morris International, Inc.	20,364
296	Procter & Gamble Co.	23,914
		266,352
	ENERGY – 12.7%
253	Chevron Corp.	31,066
453	ConocoPhillips	36,213
360	Exxon Mobil Corp.	36,191
246	Occidental Petroleum Corp.	24,524
271	Phillips 66	22,978
535	Spectra Energy Corp.	21,710
		172,682
	FINANCIAL – 28.9%
184	ACE Ltd.2	19,083
312	Aflac, Inc.	19,104
289	American Financial Group, Inc.	16,872

Zacks Dividend Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
237	Ameriprise Financial, Inc.	$26,689
364	Arthur J. Gallagher & Co.	16,682
581	BB&T Corp.	22,031
66	BlackRock, Inc.	20,123
268	CME Group, Inc.	19,296
521	Invesco Ltd.2	19,121
706	JPMorgan Chase & Co.	39,232
275	Liberty Property Trust - REIT	10,645
378	Marsh & McLennan Cos., Inc.	19,002
154	PNC Financial Services Group, Inc.	13,132
585	Prologis, Inc. - REIT	24,283
223	Prudential Financial, Inc.	18,322
230	State Street Corp.	15,012
148	Travelers Cos., Inc.	13,831
512	U.S. Bancorp	21,601
781	Wells Fargo & Co.	39,659
		393,720
	INDUSTRIAL – 13.4%
259	Boeing Co.	35,030
207	Crane Co.	15,341
184	Eaton Corp. PLC2	13,559
469	Exelis, Inc.	8,010
200	General Dynamics Corp.	23,624
1,296	General Electric Co.	34,720
164	Lockheed Martin Corp.	26,839
82	Union Pacific Corp.	16,340
82	United Technologies Corp.	9,530
		182,993
	TECHNOLOGY – 4.9%
282	Fidelity National Information Services, Inc.	15,270
563	Hewlett-Packard Co.	18,861
394	Maxim Integrated Products, Inc.	13,495
476	Microsoft Corp.	19,487
		67,113
	UTILITIES – 1.2%
312	American Electric Power Co., Inc.	16,645

	TOTAL COMMON STOCKS (Cost $1,268,512)	1,308,250

Zacks Dividend Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2014 (Unaudited)

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 3.8%
$51,981	UMB Money Market Fiduciary, 0.01%1	$51,981

	TOTAL SHORT-TERM INVESTMENTS (Cost $51,981)	51,981

	TOTAL INVESTMENTS – 99.8% (Cost $1,320,493)	1,360,231
	Other Assets in Excess of Liabilities – 0.2%	2,246

	TOTAL NET ASSETS – 100.0%	$1,362,477

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

1	The rate is the annualized seven-day yield at period end.
2	Foreign security denominated in U.S. Dollars.

See accompanying Notes to Financial Statements.

Zacks Dividend Fund
SUMMARY OF INVESTMENTS
As of May 31, 2014 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financial	28.9%
Consumer, Non-cyclical	19.6%
Industrial	13.4%
Energy	12.7%
Communications	6.4%
Basic Materials	4.9%
Technology	4.9%
Consumer, Cyclical	4.0%
Utilities	1.2%
Total Common Stocks	96.0%
Short-Term Investments	3.8%
Total Investments	99.8%
Other Assets in Excess of Liabilities	0.2%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Zacks Funds
STATEMENTS OF ASSETS AND LIABILITIES
As of May 31, 2014 (Unaudited)

	All-Cap	Market
	Core Fund	Neutral Fund
Assets:
Investments, at value (cost $32,555,257 and $8,326,868, respectively)	$41,644,779	$10,046,297
Cash	-	3,117,368
Cash deposited with broker for securities sold short	-	7,143,698
Receivables:
Fund shares sold	51,853	-
Dividends and interest	89,235	21,666
Advisor	-	3,749
Prepaid expenses	16,349	19,926
Total assets	41,802,216	20,352,704

Liabilities:
Securities sold short, at value (proceeds $0 and $9,047,012, respectively)	-	9,771,791
Payables:
Dividends on securities sold short and interest expense	-	9,992
Fund shares redeemed	105	18,161
Advisory fees	28,066	-
Distribution fees (Note 7)	17,553	2,606
Fund accounting fees	14,939	16,024
Transfer agent fees and expenses	12,689	11,660
Auditing fees	8,368	8,300
Fund administration fees	7,691	7,989
Custody fees	3,921	4,665
Trustees' fees and expenses	2,830	2,798
Chief Compliance Officer fees	1,069	1,299
Accrued other expenses	3,729	5,025
Total liabilities	100,960	9,860,310
Net Assets	$41,701,256	$10,492,394

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$31,757,440	$25,284,232
Accumulated net investment loss	(37,606)	(761,309)
Accumulated net realized gain (loss) on investments	891,900	(15,025,179)
Net unrealized appreciation (depreciation) on:
Investments	9,089,522	1,719,429
Securities sold short	-	(724,779)
Net Assets	$41,701,256	$10,492,394

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$28,141,110	$9,232,619
Shares of beneficial interest issued and outstanding	1,223,750	729,177
Redemption price per share	$23.00	$12.66
Maximum sales charge (5.75% of offering price)1	1.40	0.77
Maximum offering price per share	$24.40	$13.43
Class C Shares:
Net assets applicable to shares outstanding	$13,560,146	$1,259,775
Shares of beneficial interest issued and outstanding	626,552	103,950
Offering and redemption price per share2	$21.64	$12.12

1	On sales of $50,000 or more, the sales charge will be reduced.
2	Class C Shares of the Fund are subject to a Contingent Deferred Sales Charge ("CDSC") of 1.00% on any shares sold within 12 months of the date of purchase and 0.50% during months 13-18.

See accompanying Notes to Financial Statements.

Zacks Funds
STATEMENTS OF ASSETS AND LIABILITIES
As of May 31, 2014 (Unaudited)

	Small-Cap	Dividend
	Core Fund	Fund
Assets:
Investments, at value (cost $49,909,251 and $1,320,493, respectively)	$52,127,647	$1,360,231
Receivables:
Investment securities sold	5,214,141	-
Fund shares sold	83,710	14,001
Dividends and interest	44,634	3,908
Prepaid offering costs	-	11,704
Prepaid expenses	64,938	20,535
Total assets	57,535,070	1,410,379

Liabilities:
Payables:
Investment securities purchased	5,550,204	-
Fund shares redeemed	83,781	-
Advisory fees	17,896	6,575
Distribution fees (Note 7)	11,985	266
Transfer agent fees and expenses	15,601	10,497
Fund accounting fees	11,530	10,422
Auditing fees	8,368	6,612
Fund administration fees	5,448	7,467
Custody fees	5,177	2,416
Chief Compliance Officer fees	1,328	2,052
Trustees' fees and expenses	1,193	1,000
Accrued other expenses	500	595
Total liabilities	5,713,011	47,902

Net Assets	$51,822,059	$1,362,477

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$48,061,060	$1,318,675
Accumulated net investment income (loss)	(86,497)	3,395
Accumulated net realized gain on investments	1,629,100	669
Net unrealized appreciation on investments	2,218,396	39,738
Net Assets	$51,822,059	$1,362,477

Shares of beneficial interest issued and outstanding		83,151
Offering and redemption price per share		$16.39

Redemption price per share per Class:
Investor Class shares:
Net assets applicable to shares outstanding	$50,116,755
Shares of beneficial interest issued and outstanding	2,223,736
Redemption price per share	$22.54
Class C Shares:
Net assets applicable to shares outstanding	$1,689,439
Shares of beneficial interest issued and outstanding	75,123
Redemption price per share1	$22.49
Class I Shares:
Net assets applicable to shares outstanding	$15,865
Shares of beneficial interest issued and outstanding	704
Redemption price per share	$22.55

1
Class C Shares of the Fund are subject to a Contingent Deferred Sales Charge ("CDSC") of 1.00% on any shares sold within 12 months of the date of purchase and 0.50% during months 13-18 after the date of purchase.

See accompanying Notes to Financial Statements.

Zacks Funds
STATEMENTS OF OPERATIONS
For the Six Months Ended May 31, 2014 (Unaudited)

	All-Cap	Market
	Core Fund	Neutral Fund
Investment Income:
Dividends (net of foreign withholding taxes of $1,881 and $47, respectively)	$350,080	$121,886
Interest	35	13
Total investment income	350,115	121,899

Expenses:
Advisory fees	176,067	70,818
Distribution fees (Note 7)	96,228	21,924
Fund accounting fees	24,775	21,784
Fund administration fees	22,640	21,396
Transfer agent fees and expenses	20,902	16,308
Registration fees	15,457	12,478
Auditing fees	8,432	8,210
Legal fees	7,887	7,987
Custody fees	6,007	7,944
Shareholder reporting fees	4,960	2,853
Trustees' fees and expenses	3,017	3,017
Chief Compliance Officer fees	2,493	2,493
Miscellaneous	2,481	2,494
Insurance fees	606	619
Dividends on securities sold short	-	124,364
Interest expense	-	57,197
Total expenses	391,952	381,886
Advisory fees waived	(21,868)	(70,818)
Less: Other expenses absorbed	-	(17,401)
Net expenses	370,084	293,667
Net investment loss	(19,969)	(171,768)

Realized and Unrealized Gain (Loss) on Investments and Securities Sold Short:
Net realized gain (loss) on:
Investments	1,417,830	2,424,861
Securities sold short	-	(1,262,807)
Net realized gain	1,417,830	1,162,054

Net change in unrealized appreciation/depreciation on:
Investments	444,659	(1,645,569)
Securities sold short	-	745,071
Net change in unrealized appreciation/depreciation	444,659	(900,498)
Net realized and unrealized gain on investments and securities sold short	1,862,489	261,556

Net Increase in Net Assets from Operations	$1,842,520	$89,788

See accompanying Notes to Financial Statements.

Zacks Funds
STATEMENTS OF OPERATIONS
For the Six Months Ended May 31, 2014 (Unaudited)

	Small-Cap	Dividend
	Core Fund	Fund*
Investment Income:
Dividends	$264,167	$6,162
Interest	37	3
Total investment income	264,204	6,165

Expenses:
Advisory fees	214,213	1,705
Distribution fees (Note 7)	62,625	533
Fund accounting fees	22,384	10,422
Fund administration fees	23,505	12,822
Transfer agent fees and expenses	30,549	10,496
Registration fees	20,081	7,482
Auditing fees	8,334	6,612
Legal fees	7,787	3,288
Custody fees	8,253	2,416
Shareholder reporting fees	6,723	2,314
Trustees' fees and expenses	1,505	1,973
Chief Compliance Officer fees	2,493	2,466
Miscellaneous	3,599	1,160
Insurance fees	596	395
Offering costs	-	5,732
Total expenses	412,647	69,816
Advisory fees waived	(78,889)	(1,705)
Other expenses absorbed	-	(65,341)
Net expenses	333,758	2,770
Net investment income (loss)	(69,554)	3,395

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	1,632,911	669
Net change in unrealized appreciation/depreciation on investments	(2,952,554)	39,738
Net realized and unrealized gain (loss) on investments	(1,319,643)	40,407

Net Increase (Decrease) in Net Assets from Operations	$(1,389,197)	$43,802

*	The Zacks Dividend Fund commenced operations on January 31, 2014.

See accompanying Notes to Financial Statements.

Zacks Funds
STATEMENTS OF CHANGES IN NET ASSETS

	All-Cap Core Fund

	For the Six Months Ended May 31, 2014 (Unaudited)	For the Year Ended November 30, 2013
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(19,969)	$(6,429)
Net realized gain on investments	1,417,830	2,945,189
Net change in unrealized appreciation/depreciation on investments	444,659	4,336,277
Net increase in net assets resulting from operations	1,842,520	7,275,037

Distributions to shareholders:
From net investment income:
Class A	-	(21,801)
Total distributions to shareholders	-	(21,801)

Capital Transactions:
Net proceeds from shares sold:
Class A	4,009,203	10,397,720
Class C	1,959,938	4,619,202
Reinvestment of distributions:
Class A	-	12,047
Class C	-	-
Cost of shares redeemed:
Class A1	(2,696,429)	(9,049,458)
Class C2	(996,582)	(2,094,440)
Net increase in net assets from capital transactions	2,276,130	3,885,071

Total increase in net assets	4,118,650	11,138,307

Net Assets:
Beginning of period	37,582,606	26,444,299
End of period	$41,701,256	$37,582,606

Accumulated net investment loss	$(37,606)	$(17,637)

Capital Share Transactions:
Shares sold:
Class A	177,605	541,207
Class C	92,344	246,255
Shares reinvested:
Class A	-	681
Class C	-	-
Shares redeemed:
Class A	(120,285)	(464,671)
Class C	(47,251)	(113,453)
Net increase in capital share transactions	102,413	210,019

1	Net of redemption fee proceeds of $30 and $617, respectively.
2	Net of redemption fee proceeds of $0 and $14, respectively.

See accompanying Notes to Financial Statements.

Zacks Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Market Neutral Fund

	For the Six Months Ended May 31,2014 (Unaudited)	For the Year Ended November 30, 2013
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(171,768)	$(659,014)
Net realized gain on investments and securities sold short	1,162,054	1,568,272
Net change in unrealized appreciation/depreciation on investments
and securities sold short	(900,498)	(3,205,905)
Net increase (decrease) in net assets resulting from operations	89,788	(2,296,647)

Capital Transactions:
Net proceeds from shares sold:
Class A	1,144,030	5,820,204
Class C	35,481	928,865
Cost of shares redeemed:
Class A1	(5,567,257)	(23,976,209)
Class C2	(669,753)	(2,516,072)
Net decrease in net assets from capital transactions	(5,057,499)	(19,743,212)

Total decrease in net assets	(4,967,711)	(22,039,859)

Net Assets:
Beginning of period	15,460,105	37,499,964
End of period	$10,492,394	$15,460,105

Accumulated net investment loss	$(761,309)	$(589,541)

Capital Share Transactions:
Shares sold:
Class A	89,168	440,356
Class C	2,866	71,084
Shares redeemed:
Class A	(431,260)	(1,831,710)
Class C	(54,479)	(200,219)
Net decrease in capital share transactions	(393,705)	(1,520,489)

1	Net of redemption fee proceeds of $864 and $483, respectively.
2	Net of redemption fee proceeds of $0 and $0, respectively.

See accompanying Notes to Financial Statements.

Zacks Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Small-Cap Core Fund

	For the Six Months Ended May 31, 2014 (Unaudited)	For the Year Ended November 30, 2013
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(69,554)	$(423)
Net realized gain on investments	1,632,911	891,180
Net change in unrealized appreciation/depreciation on investments	(2,952,554)	5,138,738
Net increase (decrease) in net assets resulting from operations	(1,389,197)	6,029,495

Distributions to shareholders:
From net investment income	-	(21,860)
From net realized gains	(900,759)	(4,126)
Total distributions to shareholders	(900,759)	(25,986)

Capital Transactions:
Proceeds from shares sold:
Investor Class	22,507,510	37,149,598
Class C	1,746,971	-
Class I	15,999	-
Reinvestment of distributions:
Investor Class	826,405	24,473
Cost of shares redeemed:
Investor Class1	(10,514,733)	(4,916,948)
Class C	(30,487)	-
Net increase in net assets from capital transactions	14,551,665	32,257,123

Total increase in net assets	12,261,709	38,260,632

Net Assets:
Beginning of period	39,560,350	1,299,718
End of period	$51,822,059	$39,560,350

Accumulated net investment loss	$(86,497)	$(16,943)

Capital Share Transactions:
Shares sold
Investor Class	985,000	1,824,214
Class C	76,438	-
Class I	704	-
Shares reinvested
Investor Class	36,119	1,461
Shares redeemed
Investor Class	(464,480)	(238,396)
Class C	(1,315)	-
Net increase in capital share transactions	632,466	1,587,279

1	Net of redemption fee proceeds of $2,885 and $7,962, respectively.

See accompanying Notes to Financial Statements.

Zacks Funds
STATEMENT OF CHANGES IN NET ASSETS

Dividend Fund

For the Period
January 31, 2014*
through
May 31, 2014
(Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$3,395
Net realized gain on investments	669
Net change in unrealized appreciation/depreciation on investments	39,738
Net increase in net assets resulting from operations	43,802

Distributions to shareholders:
From net investment income	-
From net realized gains	-
Total distributions to shareholders	-

Capital Transactions:
Proceeds from shares sold	1,323,165
Reinvestment of distributions	-
Cost of shares redeemed1	(4,490)
Net increase in net assets from capital transactions	1,318,675

Total increase in net assets	1,362,477

Net Assets:
Beginning of period	-
End of period	$1,362,477

Accumulated net investment income	$3,395

Capital Share Transactions:
Shares sold	83,432
Shares reinvested	-
Shares redeemed	(281)
Net increase in capital share transactions	83,151

*	Commencement of operations.
1	Net of redemption fee proceeds of $51.

See accompanying Notes to Financial Statements.

Zacks Funds
Market Neutral Fund
STATEMENT OF CASH FLOWS
For the Six Months Ended May 31, 2014 (Unaudited)

Increase in Cash:
Cash flows provided by (used for) operating activities:
Net increase in net assets resulting from operations	$89,788
Adjustments to reconcile net increase in net assets from operations to net cash from operating activities:
Purchase of investment securities	(3,634,191)
Sale of investment securities	9,987,430
Sale of short-term investment securities, net	(275,212)
Closed short sale transactions	(12,628,444)
Proceeds from short sale transactions	6,522,334
Decrease in deposits with brokers for short sales	5,029,742
Decrease in dividends and interest receivable	7,824
Decrease in receivables for investment securities sold	433,860
Increase in due from Advisor	(3,749)
Increase in prepaid expenses	(12,122)
Decrease in payables for investment securities purchased	(288,959)
Decrease in dividends on securities sold short and interest expense payable	(5,771)
Decrease in accrued expenses	(5,058)
Net realized gain on investments	(1,158,919)
Net change in unrealized appreciation/depreciation on investments	900,498
Net cash provided by operating activities	4,959,051

Cash flows provided by (used for) financing activities:
Proceeds from shares sold	1,179,511
Payment on shares redeemed	(6,224,659)
Net cash used for financing activities	(5,045,148)

Net Decrease in Cash	(86,097)

Cash:
Beginning balance	3,203,465
Ending balance	$3,117,368

See accompanying Notes to Financial Statements.

Zacks Funds
All-Cap Core Fund1
FINANCIAL HIGHLIGHTS ― Class A

Per share operating performance.
For a capital share outstanding throughout each period.

For the Six Months Ended May 31, 2014 (Unaudited)			For the Year Ended November 30, 2013		For the Year Ended November 30, 2012		For the Year Ended November 30, 2011		For the Year Ended November 30, 2010		For the Year Ended November 30, 2009
Net asset value, beginning of period	$21.90		$17.45		$15.50		$14.40		$12.95		$11.22
Income from Investment Operations:
Net investment income	0.02	2	0.04	2	0.06	2	0.02	2	-	2	0.06
Net realized and unrealized gain on investments	1.08		4.43		1.89		1.08		1.50		1.67
Total from investment operations	1.10		4.47		1.95		1.10		1.50		1.73

Less Distributions:
From net investment income	-		(0.02)		-		-		(0.05)		-
Total distributions	-		(0.02)		-		-		(0.05)		-

Redemption fee proceeds	-	3	-	3	-	3	-	3	-	3	-	3

Net asset value, end of period	$23.00		$21.90		$17.45		$15.50		$14.40		$12.95

Total return4	5.02%	5	25.65%		12.58%		7.64%		11.58%		15.42%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$28,141		$25,551		$19,002		$15,260		$14,912		$19,577

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.76%	6	1.86%		2.04%		2.02%		2.24%		2.07%
After fees waived and expenses absorbed	1.65%	6	1.65%		1.65%		1.65%		1.65%		1.65%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.03%	6	(0.01%)		(0.04%)		(0.26%)		(0.42%)		(0.02%)
After fees waived and expenses absorbed	0.14%	6	0.20%		0.35%		0.11%		0.17%		0.40%

Portfolio turnover rate	20%	5	69%		50%		63%		64%		132%

1	Prior to April 1, 2011, the Fund was known as the Zacks Multi-Cap Opportunities Fund.
2	Based on average shares outstanding during the period.
3	Amount represents less than $0.01 per share.
4
Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. These returns include 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.

5	Not annualized.
6	Annualized.

See accompanying Notes to Financial Statements.

Zacks Funds
All-Cap Core Fund1
FINANCIAL HIGHLIGHTS ― Class C

Per share operating performance.
For a capital share outstanding throughout each period.

For the Six Months Ended May 31, 2014 (Unaudited)			For the Year Ended November 30, 2013		For the Year Ended November 30, 2012		For the Year Ended November 30, 2011		For the Year Ended November 30, 2010		For the Year Ended November 30, 2009
Net asset value, beginning of period	$20.69		$16.59		$14.85		$13.89		$12.55		$10.95
Income from Investment Operations:
Net investment loss	(0.06)	2	(0.10)	2	(0.07)	2	(0.10)	2	-	2	(0.03)
Net realized and unrealized gain on investments	1.01		4.20		1.81		1.06		1.34		1.63
Total from investment operations	0.95		4.10		1.74		0.96		1.34		1.60

Redemption fee proceeds	-	3	-	3	-	3	-	3	-	3	-	3

Net asset value, end of period	$21.64		$20.69		$16.59		$14.85		$13.89		$12.55

Total return4	4.59%	5	24.71%		11.72%		6.91%		10.68%		14.61%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$13,560		$12,032		$7,442		$5,404		$5,532		$6,047

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.51%	6	2.61%		2.79%		2.77%		2.99%		2.82%
After fees waived and expenses absorbed	2.40%	6	2.40%		2.40%		2.40%		2.40%		2.40%
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(0.72%)	6	(0.76%)		(0.79%)		(1.01%)		(1.17%)		(0.73%)
After fees waived and expenses absorbed	(0.61%)	6	(0.55%)		(0.40%)		(0.64%)		(0.58%)		(0.31%)

Portfolio turnover rate	20%	5	69%		50%		63%		64%		132%

1	Prior to April 1, 2011, the Fund was known as the Zacks Multi-Cap Opportunities Fund.
2	Based on average shares outstanding during the period.
3	Amount represents less than $0.01 per share.
4
Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. These returns include 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of Contingent Deferred Sales Charge ("CDSC") of 1.00% on any shares sold within 12 months of the date of purchase and 0.50% during months 13-18. If the sales charge was included total returns would be lower.

5	Not annualized.
6	Annualized.

See accompanying Notes to Financial Statements.

Zacks Funds
Market Neutral Fund
FINANCIAL HIGHLIGHTS ― Class A

Per share operating performance.
For a capital share outstanding throughout each period.

For the Six Months Ended May 31, 2014 (Unaudited)			For the Year Ended November 30, 2013		For the Year Ended November 30, 2012		For the Year Ended November 30, 2011		For the Year Ended November 30, 2010		For the Year Ended November 30, 2009
Net asset value, beginning of period	$12.66		$13.69		$13.45		$12.91		$12.99		$14.66
Income from Investment Operations:
Net investment loss	(0.17)	1	(0.33)	1	(0.36)	1	(0.35)	1	(0.30)	1	(0.37)
Net realized and unrealized gain (loss) on investments	0.17		(0.70)		0.60		0.89		0.22		(1.24)
Total from investment operations	-		(1.03)		0.24		0.54		(0.08)		(1.61)

Less Distributions:
From net investment income	-		-		-		-		-		(0.06)
Total distributions	-		-		-		-		-		(0.06)

Redemption fee proceeds	-	2	-	2	-		-	2	-	2	-	2

Net asset value, end of period	$12.66		$12.66		$13.69		$13.45		$12.91		$12.99

Total return3	0.00%	4	(7.52%)		1.78%		4.18%		(0.62%)		(10.96%)

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$9,232		$13,567		$33,726		$38,809		$41,241		$91,846

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	5.84%	5	4.93%		4.70%		4.52%		4.38%		3.13%
After fees waived and expenses absorbed	4.47%	5	4.37%		4.36%		4.22%		3.99%		3.04%

Ratio of net investment loss to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(3.95%)	5	(3.06%)		(2.99%)		(2.99%)		(2.56%)		(1.93%)
After fees waived and expenses absorbed	(2.58%)	5	(2.50%)		(2.65%)		(2.69%)		(2.17%)		(1.84%)

Portfolio turnover rate	40%	4	60%		80%		93%		79%		227%

1	Based on average shares outstanding during the period.
2	Amount represents less than $0.01 per share.
3
Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. These returns include 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.

4	Not annualized.
5	Annualized.

See accompanying Notes to Financial Statements.

Zacks Funds
Market Neutral Fund
FINANCIAL HIGHLIGHTS ― Class C

Per share operating performance.
For a capital share outstanding throughout each period.

For the Six Months Ended May 31, 2014 (Unaudited)			For the Year Ended November 30, 2013		For the Year Ended November 30, 2012		For the Year Ended November 30, 2011		For the Year Ended November 30, 2010		For the Year Ended November 30, 2009
Net asset value, beginning of period	$12.17		$13.26		$13.12		$12.69		$12.86		$14.63
Income from Investment Operations:
Net investment loss	(0.20)		(0.41)	1	(0.45)	1	(0.44)	1	(0.30)	1	(0.43)
Net realized and unrealized gain (loss) on investments	0.15		(0.68)		0.59		0.87		0.13		(1.28)
Total from investment operations	(0.05)		(1.09)		0.14		0.43		(0.17)		(1.71)

Less Distributions:
From net investment income	-		-		-		-		-		(0.06)
Total distributions	-		-		-		-		-		(0.06)

Redemption fee proceeds	-		-		-		-	2	-	2	-	2

Net asset value, end of period	$12.12		$12.17		$13.26		$13.12		$12.69		$12.86

Total return3	(0.41%)	4	(8.22%)		1.07%		3.39%		(1.32%)		(11.66%)

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,260		$1,893		$3,774		$2,957		$3,499		$8,971

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	6.59%	5	5.68%		5.45%		5.27%		5.13%		3.88%
After fees waived and expenses absorbed	5.22%	5	5.12%		5.11%		4.97%		4.74%		3.79%

Ratio of net investment loss to average net asset (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(4.70%)	5	(3.81%)		(3.74%)		(3.75%)		(3.33%)		(2.68%)
After fees waived and expenses absorbed	(3.33%)	5	(3.25%)		(3.40%)		(3.45%)		(2.94%)		(2.59%)

Portfolio turnover rate	40%	4	60%		80%		93%		79%		227%

1	Based on average shares outstanding during the period.
2	Amount represents less than $0.01 per share.
3
Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. These returns include 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of Contingent Deferred Sales Charge ("CDSC") of 1.00% on any shares sold within 12 months of the date of purchase and 0.50% during months 13-18. If the sales charge was included total returns would be lower.

4	Not annualized.
5	Annualized.

See accompanying Notes to Financial Statements.

Zacks Funds
Small-Cap Core Fund
FINANCIAL HIGHLIGHTS- Investor Class

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2014 (Unaudited)		For the Year Ended November 30, 2013		For the Year Ended November 30, 2012	For the Period June 30, 2011* through November 30, 2011
Net asset value, beginning of period	$23.73		$16.28		$13.89	$15.00
Income from Investment Operations:
Net investment income (loss)1	(0.03)		-	5	0.27	-
Net realized and unrealized gain (loss) on investments	(0.65)		7.73		2.10	(1.11)
Total from investment operations	(0.68)		7.73		2.37	(1.11)

Less Distributions:
From net investment income	-		(0.24)		(0.02)	-
From net realized gain	(0.51)		(0.05)		-	-
Total distributions	(0.51)		(0.29)		(0.02)	-

Redemption fee proceeds	-	5	0.01		0.04	-

Net asset value, end of period	$22.54		$23.73		$16.28	$13.89

Total return2	(2.90%)	3	48.24%		17.33%	(7.40%)	3

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$50,117		$39,560		$1,300	$93

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.72%	4	2.27%		29.04%	229.27%	4
After fees waived and expenses absorbed	1.39%	4	1.39%		1.39%	1.39%	4
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.61%)	4	(0.88%)		(25.90%)	(227.94%)	4
After fees waived and expenses absorbed	(0.28%)	4	0.00%		1.75%	(0.06%)	4

Portfolio turnover rate	64%	3	140%		173%	105%	3

*	Commencement of operations.
1	Based on average shares outstanding during the period.
2
Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3	Not annualized.
4	Annualized.
5	Amount represents less than $0.01 per share.

See accompanying Notes to Financial Statements.

Zacks Funds
Small-Cap Core Fund
FINANCIAL HIGHLIGHTS- Class C

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Period December 31, 2013* through May 31, 2014 (Unaudited)
Net asset value, beginning of period	$23.61
Income from Investment Operations:
Net investment loss1	(0.10)
Net realized and unrealized loss on investments	(1.02)
Total from investment operations	(1.12)

Net asset value, end of period	$22.49

Total return2	(4.74%)	3

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,689

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.52%	4
After fees waived and expenses absorbed	2.14%	4
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(1.41%)	4
After fees waived and expenses absorbed	(1.03%)	4

Portfolio turnover rate	64%	3

*	Commencement of operations.
1	Based on average shares outstanding during the period.
2
Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. These returns include Rule 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.   Returns shown do not include payment of Contingent Deferred Sales Charge ("CDSC") of 1.00% on any shares sold within 12 months of the date of purchase and 0.50% during months 13-18. If the sales charge was included total returns would be lower.

3	Not annualized.
4	Annualized.

See accompanying Notes to Financial Statements.

Zacks Funds
Small-Cap Core Fund
FINANCIAL HIGHLIGHTS- Class I

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Period February 28, 2014* through May 31, 2014 (Unaudited)
Net asset value, beginning of period	$23.09
Income from Investment Operations:
Net investment loss1	-	5
Net realized and unrealized loss on investments	(0.54)
Total from investment operations	(0.54)

Net asset value, end of period	$22.55

Total return2	(2.34%)	3

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$16

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.54%	4
After fees waived and expenses absorbed	1.14%	4
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(0.42%)	4
After fees waived and expenses absorbed	(0.02%)	4

Portfolio turnover rate	64%	3

*	Commencement of operations.
1	Based on average shares outstanding during the period.
2	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor.
3	Not annualized.
4	Annualized.
5	Amount represents less than $0.01 per share.

See accompanying Notes to Financial Statements.

Zacks Funds
Dividend Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Period January 31, 2014* through May 31, 2014 (Unaudited)
Net asset value, beginning of period	$15.00
Income from Investment Operations:
Net investment income 1	0.08
Net realized and unrealized gain on investments	1.31
Total from investment operations	1.39

Less Distributions:
From net investment income	-
From net realized gain	-
Total distributions	-

Redemption fee proceeds	-	2

Net asset value, end of period	$16.39

Total return3	9.27%	4

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,362

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	32.67%	5
After fees waived and expenses absorbed	1.30%	5
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(29.78%)	5
After fees waived and expenses absorbed	1.59%	5

Portfolio turnover rate	10%	4

*	Commencement of operations.
1	Based on average shares outstanding during the period.
2	Amount represents less than $0.01 per share.
3
Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4	Not annualized.
5	Annualized.

See accompanying Notes to Financial Statements.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS
May 31, 2014 (Unaudited)

Note 1 – Organization
Zacks All-Cap Core Fund (formerly known as Zacks Multi-Cap Opportunities Fund), Zacks Market Neutral Fund, Zacks Small-Cap Core Fund and Zacks Dividend Fund (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Manager Series Trust (formerly, Claymore Trust), a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

Zacks All-Cap Core Fund’s primary investment objective is to provide capital appreciation and, to a lesser extent, income through dividends. The Fund will invest primarily in a diversified portfolio of equity securities.  The Fund commenced investment operations on December 5, 2005, with two classes of shares, Class A and Class C.

Zacks Market Neutral Fund’s primary investment objective is to generate positive returns in both rising and falling equity markets. The Fund will simultaneously invest in long and short equity positions to minimize portfolio exposure to general equity market risk.  The Fund commenced investment operations on July 24, 2008, with two classes of shares, Class A and Class C.

Zacks Small-Cap Core Fund’s primary investment objective is to provide capital appreciation.  The Fund will invest primarily in a diversified portfolio of equity securities.  The Fund commenced investment operations on June 30, 2011. The Fund currently offers three classes of shares: Investor Class, Class C and Class I.  The outstanding shares of the Fund were renamed Investor Class on December 20, 2013. Class C commenced investment operations on December 31, 2013.  Class I commenced investment operations on February 28, 2014.

Zacks Dividend Fund’s primary investment objective is to provide capital appreciation and dividend income.  The Fund will invest primarily in a diversified portfolio of equity securities.  The Fund commenced investment operations on January 31, 2014.

With regards to the Zacks All-Cap Core Fund, Zacks Market Neutral Fund, Zacks Small-Cap Core Fund and Zacks Dividend Fund, the shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Note 2 – Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ Global Market, the NASDAQ Global Select Market and the NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2014 (Unaudited)

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Short Sales
The Zacks Market Neutral Fund may engage in short sales that are “uncovered”.  Uncovered short sales are transactions under which a Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense on the Statement of Operations.  To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.

In conjunction with the use of short sales, the Fund may be required to maintain collateral in various forms. At May 31, 2014 such collateral is denoted in the Fund’s Schedule of Investments and Statement of Assets and Liabilities. Also in conjunction with the use of short sales, the Fund, when appropriate, utilizes a segregated margin deposit account with the counterparty. At May 31, 2014, these segregated margin deposit accounts are denoted in the Fund’s Statement of Assets and Liabilities.

(c) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the company’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares.  Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

The Dividend Fund incurred offering costs of approximately $17,266, which are being amortized over a one-year period from January 31, 2014(commencement of operations).

(d) Federal Income Taxes
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2014 (Unaudited)

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities.  As of and during the year ended November 30, 2013, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders
The Funds will make distributions of net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Zacks Investment Management, Inc. (the “Advisor”).  Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor. The annual rates are listed by Fund in the table below.  The Advisor has contractually agreed to waive its fees and, if necessary, to absorb other expenses (excluding any acquired fund fees and expenses as determined in accordance with Form N-1A, leverage interest, taxes, dividend expenses on short positions, brokerage commissions and expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) in order to limit total annual operating expenses of each fund until March 31, 2017. The table below contains the expense cap by Fund and by Class.

	Investment	Total Limit on Annual
	Advisory	Operating Expenses
	Fees	Investor Class	Class A	Class C	Class I
All-Cap Core Fund	0.90%	-	1.65%	2.40%	-
Market Neutral Fund	1.10%	-	1.65%	2.40%	-
Small-Cap Core Fund	0.90%	1.39%	-	2.14%	1.14%
Dividend Fund	0.80%	1.30%	-	-	-

Zacks Funds
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2014 (Unaudited)

For the six months ended May 31, 2014, the Advisor waived its fees and absorbed other expenses as follows:

	Advisory Fees	Other Expenses	Total
All-Cap Core Fund	$21,868	$-	$21,868
Market Neutral Fund	70,818	17,401	88,219
Small-Cap Core Fund	78,889	-	78,889
Dividend Fund	1,705	65,341	67,046
Total	$173,280	$82,742	$256,022

The Advisor may recover from each Fund fees and/or expenses previously waived and/or absorbed, if each Fund’s expense ratio, including the recovered expenses, falls below the current expense limit at which they were waived.  The Advisor is permitted to seek reimbursement from each Fund for a period of three fiscal years following the fiscal year in which such reimbursements occurred.  The Advisor may recapture all or a portion of these amounts no later than November 30, of the years stated below:

	All-Cap Core Fund	Market Neutral Fund	Small-Cap Core Fund	Dividend Fund
2014	$83,004	$103,281	$86,223	$-
2015	94,472	126,955	184,911	-
2016	66,940	143,538	138,523	-
2017	21,868	88,219	78,889	67,046
Total	$266,284	$461,993	$488,546	$67,046

IMST Distributors, LLC serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators.  For the six months ended May 31, 2014, the Funds’ allocated fees accrued for non-interested Trustees are reported on the Statements of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Funds’ allocated fees accrued for CCO services for the six months ended May 31, 2014 are reported on the Statements of Operations.

Note 4 – Federal Income Taxes
At May 31, 2014, gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	All-Cap Core Fund	Market Neutral Fund	Small-Cap Core Fund	Dividend Fund
Cost of investments	$32,617,270	$8,330,402	$49,912,222	$1,320,493

Gross unrealized appreciation	$9,302,109	$1,785,348	$3,612,737	$48,528
Gross unrealized depreciation	(274,600)	(69,453)	(1,397,312)	(8,790)
Net unrealized appreciation on investments	$9,027,509	$1,715,895	$2,215,425	$39,738

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2014 (Unaudited)

As of November 30, 2013, the components of accumulated earnings (deficit) on a tax basis were as follows:

	All-Cap Core Fund	Market Neutral Fund	Small-Cap Core Fund
Undistributed ordinary income	$-	$-	$849,333
Undistributed long-term gains	-	-	51,399
Tax accumulated earnings	-	-	900,732
Accumulated capital and other losses	$(481,554)	$(18,243,090)	$(19,882)
Unrealized appreciation on investments	8,582,850	3,361,464	5,170,105
Total accumulated earnings (deficit)	$8,101,296	$(14,881,626)	$6,050,955

The tax character of distributions paid during the fiscal years ended November 30, 2013 and November 30, 2012 were as follows:

	All-Cap Core Fund		Market Neutral Fund		Small-Cap Core Fund
	2013	2012	2013	2012	2013	2012
Distributions paid from:
Ordinary income	$21,801	$-	$-	$-	$25,924	$106
Long-term capital gains	-	-	-	-	62	-
Total distributions paid	$21,801	$-	$-	$-	$25,986	$106

At November 30, 2013, the Funds had accumulated capital loss carryforwards as follows:

	All-Cap Core Fund	Market Neutral Fund	Small-Cap Core Fund
For losses expiring November 30,
2017	$414,748	$13,680,305	$-
2018	-	1,737,635	-
2019	-	-	-
Not subject to expiration:
Short-term	-	-	-
Total	$414,748	$15,417,940	$-

To the extent that a Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward.  Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.  During the year ended November 30, 2013, the All-Cap Core and Market Neutral Funds utilized $2,900,751 and $1,279,395 of their capital loss carryovers, respectively.

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), the Funds are permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period.  However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2014 (Unaudited)

Capital losses incurred after October 31 (“post-October” losses) within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.  As of November 30, 2013, the All-Cap Core, Market Neutral and Small-Cap Core Funds had $49,169, $259,911 and $2,776 of post-October losses, respectively, which are deferred until December 1, 2013 for tax purposes.

As of November 30, 2013, the All-Cap Core, Market Neutral and Small-Cap Core Funds had $17,637, $589,541 and $17,106, respectively, of qualified late-year ordinary loss which are deferred until fiscal year 2014 for tax purposes. Net late-year losses incurred after December 31, and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

Note 5 – Redemption Fees
The Funds may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the six months ended May 31, 2014, the Zacks All-Cap Core Fund, Zacks Market Neutral Fund, Zacks Small-Cap Core Fund and Zacks Dividend Fund received $30, $864, $2,885 and $51, respectively in redemption fees.

Note 6 – Investment Transactions
For the six months ended May 31, 2014, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales	Securities Sold Short	Short Securities Covered
All-Cap Core Fund	$9,854,243	$7,746,644	$-	$-
Market Neutral Fund	3,634,191	9,987,430	6,522,334	12,628,444
Small-Cap Core Fund	44,624,643	30,265,785	-	-
Dividend Fund	1,330,114	62,272	-	-

Note 7 – Distribution Plan
The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, that allows the Funds to pay distribution fees for the sale and distribution of its shares.  With respect to the Zacks All-Cap Core Fund and Zacks Market Neutral Fund, the Plan provides for the payment of distribution fees at the annual rate of up to 0.25% for Class A shares and 1.00% for Class C shares, of average daily net assets.  With respect to the Zacks Small-Cap Core Fund, the Plan provides for the payment of distribution fees at the annual rate of up to 0.25% for Investor Class shares and 1.00% for Class C shares, of average daily net assets.  With respect to the Zacks Dividend Fund, the Plan provides for the payment of distribution fees at the annual rate of up to 0.25% for Investor Class shares, of average daily net assets.

For the six months ended May 31, 2014, distribution fees incurred are disclosed on the Statements of Operations.

Note 8 – Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, the Funds expect the risk of loss to be remote.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2014 (Unaudited)

Note 9 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized into three broad Levels as described below:

·	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

·
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

·
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of May 31, 2014, in valuing the Funds' assets carried at fair value:

All-Cap Core Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks1	$40,881,361	$-	$-	$40,881,361
Short-Term Investments	763,418	-	-	763,418
Total Investments	$41,644,779	$-	$-	$41,644,779

Zacks Funds
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2014 (Unaudited)

Market Neutral Fund	Level 1	Level 2*	Level 3*	Total
Assets
Investments
Common Stocks1	$9,771,085	$-	$-	$9,771,085
Short-Term Investments	275,212	-	-	275,212
Total Assets	$10,046,297	$-	$-	$10,046,297

Liabilities
Securities Sold Short
Common Stocks1	$(9,771,791)	$-	$-	$(9,771,791)
Total Liabilities	$(9,771,791)	$-	$-	$(9,771,791)
Small-Cap Core Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks1	$51,882,124	$-	$-	$51,882,124
Short-Term Investments	245,523	-	-	245,523
Total Investments	$52,127,647	$-	$-	$52,127,647
Dividend Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks1	$1,308,250	$-	$-	$1,308,250
Short-Term Investments	51,981	-	-	51,981
Total Investments	$1,360,231	$-	$-	$1,360,231

1	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Note 10 – Derivative and Hedging Disclosure
Derivatives and Hedging requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance and cash flows. The Funds did not hold any securities requiring disclosure.

Note 11 – Disclosures about Offsetting Assets and Liabilities
Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect for Zacks All-Cap Core Fund, Zacks Small-Cap Core Fund and Zacks Dividend Fund.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2014 (Unaudited)

Zacks Market Neutral Fund’s Statement of Assets and Liabilities presents derivative instruments on a gross basis, therefore there are no net amounts and no offset amounts within the Statement of Assets and Liabilities to present below.  Gross amounts of the derivative instruments, amounts related to financial instruments/cash collateral not offset in the Statement of Assets and Liabilities and net amounts are presented below:

		Gross Amounts Not Offset in Statement of Assets and Liabilities
Description/Financial Instrument	Gross Amounts Recognized in Statement of Assets and Liabilities	Financial Instruments	Cash Collateral	Net Amount
S Securities sold short, at value- liability	$9,771,791	$(9,739,466)	$(32,325)	$-

Total cash held by broker amount presented in the Statements of Assets and Liabilities is $7,143,698, resulting in excess of net liabilities of $7,111,373 which may include excess collateral.

Note 12 – Events Subsequent to the Fiscal Period End
The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

At a meeting of the Board of Trustees of Investment Managers Series Trust (the “Trust”) held on June 19, 2014, John P. Zader indicated that he would be retiring from UMB Fund Services, Inc. on June 27, 2014, and resigned as President of the Trust. The Board of Trustees appointed Maureen Quill, Chief Operating Officer of UMB Fund Services, Inc., as President of the Trust effective June 20, 2014.  Mr. Zader will continue as a Trustee of the Trust.

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

Zacks Dividend Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement (Unaudited)
At an in-person meeting held on December 4-5, 2013, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Zacks Investment Management, Inc. (the “Investment Advisor”) with respect to the Zacks Dividend Fund series of the Trust (the “Fund”) for an initial two-year term. In approving the Advisory Agreement, the Board of Trustees, including the Independent Trustees, determined that approval of the Advisory Agreement is in the best interests of the Fund and its shareholders.

Background
In advance of the meeting, the Board received information about the Fund and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration Corporation and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Investment Advisor’s financial condition; information regarding the composite performance of accounts managed by the Investment Advisor using its Dividend Strategy (the “Accounts”); and reports comparing the proposed advisory fee and the estimated total expenses of the Fund to those of a group of comparable funds (the “Peer Group”) selected by Morningstar, Inc. from its large value fund universe (the “Expense Universe”).  The Board also received a memorandum from the independent legal counsel to the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed Advisory Agreement.

In approving the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services
In reviewing the proposed investment advisory agreement for the Fund, the Board discussed, among other things, the nature, extent and quality of the services to be provided by the Investment Advisor with respect to the Fund.  The Board noted its familiarity with the Investment Advisor as the investment advisor of three other series of the Trust.  The Board considered the composite performance of the Accounts, which commenced in April 2004, and noted that the composite’s returns (net of fees) for the one, three-, five- and seven-year and since inception periods ended September 30, 2013, exceeded the returns of the Russell 1000 Value Index.  The Board also considered the qualifications, experience and responsibilities of the personnel who would be involved in the activities of the Fund.  In addition the Board considered the overall quality of the organization and operations, and the compliance structure and compliance procedures, of the Investment Advisor.  Based on its review, the Board and the Independent Trustees concluded that the Investment Advisor would have the capabilities, resources and personnel necessary to manage the Fund and that the Investment Advisor would provide the Fund with a reasonable potential for good investment results.

Advisory Fee and Expense Ratio
The Board considered information included in the meeting materials regarding the proposed investment advisory fees and estimated total expenses of the Fund.  With respect to the advisory fees proposed to be paid by the Fund, the Board noted that the meeting materials indicated that the advisory fees (gross of fee waivers by the Investment Advisor) were ten basis points and 12.5 basis points higher than the median advisory fees of funds in the Peer Group and the Expense Universe, respectively. The Board noted, however, that the Investment Advisor anticipated subsidizing a portion of the Fund’s operating expenses, in addition to waiving its entire advisory fee, during the first year of the Fund’s operations.  The Board also observed that the Fund’s proposed advisory fee was higher than the fees charged by the Investment Advisor with respect to institutional separate account clients.  The Board considered, however, that the Investment Advisor will oversee the Fund’s compliance with certain requirements under the Investment Company Act of 1940 that do not apply to its other clients, and that the Investment Advisor would contractually agree to limit the Fund’s expenses.   In considering the estimated total expenses to be paid by the Fund, the Board observed that the Fund’s total expense ratio (net of fee waivers) was higher than the Peer Group median by eight basis points and the Expense Universe median by 15 basis points.  The Board noted, however, that the Fund’s estimated assets for its first year of operations were significantly lower than the average net asset sizes of funds in the Peer Group and the Expense Universe.  The Board and the Independent Trustees concluded that the proposed compensation payable to the Investment Advisor under the Advisory Agreement would be fair and reasonable in light of the services proposed to be provided by the Investment Advisor to the Fund.

Zacks Dividend Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Profitability and Economies of Scale
The Board also considered information relating to the estimated profitability to the Investment Advisor of its relationship with the Fund in its first year of operations taking into account estimated assets of $10 million, and noted that the Investment Advisor anticipated subsidizing a portion of the Fund’s operating expenses in addition to waiving its entire advisory fee during that year.  The Board noted that the potential benefits received by the Investment Advisor as a result of its relationship with the Fund would include not only the advisory fees paid to the Investment Advisor, but also any research provided by broker-dealers executing transactions on behalf of the Fund and any favorable publicity arising in connection with the Fund’s performance.  The Board noted that during the Fund’s startup period the Fund’s asset levels would likely be too low to achieve significant economies of scale and that any such economies would be considered in the future as the Fund’s assets grow.

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that approval of the Advisory Agreement is in the best interests of the Fund and its shareholders and accordingly, approved the Advisory Agreement.

Zacks Funds
EXPENSE EXAMPLE
For the Six Months Ended May 31, 2014 (Unaudited)

Expense Example
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payment of Class A Shares and contingent deferred sales charges on redemption of Class C Shares; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 12/1/13 to 5/31/14.

Actual Expenses
The information in the rows titled “Actual Performance” of the tables below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the rows titled “Hypothetical (5% annual return before expenses)” of the tables below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information in the rows titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Zacks All-Cap Core Fund		Beginning Account Value	Ending Account Value	Expense Paid During Period*
		12/1/13	5/31/14	12/1/13 – 5/31/14
Class A	Actual Performance	$1,000.00	$1,050.20	$8.43
	Hypothetical (5% annual return before expenses)	1,000.00	1,016.71	8.29
Class C	Actual Performance	1,000.00	1,045.90	12.24
	Hypothetical (5% annual return before expenses)	1,000.00	1,012.96	12.04

*
Expenses are equal to the Fund’s annualized expense ratio of 1.65% and 2.40% for Class A and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Zacks Funds
EXPENSE EXAMPLE (Continued)
For the Six Months Ended May 31, 2014 (Unaudited)

Zacks Market Neutral Fund		Beginning Account Value	Ending Account Value	Expense Paid During Period*
		12/1/13	5/31/14	12/1/13 –5/31/14
Class A	Actual Performance	$1,000.00	$1000.00	$22.29
	Hypothetical (5% annual return before expenses)	1,000.00	1,002.63	22.32
Class C	Actual Performance	1,000.00	995.90	25.98
	Hypothetical (5% annual return before expenses)	1,000.00	998.90	26.02

*
Expenses are equal to the Fund’s annualized expense ratio of 4.52% and 5.27% for Class A and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Zacks Small-Cap Core Fund		Beginning Account Value	Ending Account Value	Expense Paid During Period
		12/1/13	5/31/14	12/1/13 –5/31/14
Investor Class	Actual Performance**	$1,000.00	$971.00	$6.83
		12/31/13*	5/31/14	12/31/13*-5/31/14
Class C	Actual Performance**	1,000.00	952.60	8.70
		2/28/14*	5/31/14	2/28/14*-5/31/14
Class I	Actual Performance**	1,000.00	976.60	2.87
		12/1/13	5/31/14	12/1/13 –5/31/14
Investor Class	Hypothetical (5% annual return before expenses)^	1,000.00	1,018.07	6.99
Class C	Hypothetical (5% annual return before expenses)^	1,000.00	1,014.26	10.74
Class I	Hypothetical (5% annual return before expenses)^	1,000.00	1,019.24	5.74

^
Expenses are equal to the Fund’s annualized expense ratios of 1.39%, 2.14% and 1.14% for Investor Class, Class C and Class I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

*	Commencement of operations.
**
Expenses are equal to the Fund’s annualized expense ratios of 1.39%, 2.14% and 1.14% for the Investor Class, Class C and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 182/365 (to reflect the six months period) for Investor Class shares, by 152/365 (to reflect the since inception period) for Class C shares and by 93/365 (to reflect the since inception period) for Class I.  The expense ratios reflect an expense waiver.  Assume all dividends and distributions were reinvested.

Zacks Funds
EXPENSE EXAMPLE (Continued)
For the Six Months Ended May 31, 2014 (Unaudited)

Zacks Dividend Fund	Beginning Account Value	Ending Account Value	Expense Paid During Period
	1/31/14*	5/31/14	1/31/14* –5/31/14
Actual Performance**	$1,000.00	$1,092.70	$4.50
	12/1/13	5/31/14	12/1/13 –5/31/14
Hypothetical (5% annual return before expenses)^	1,000.00	1,018.47	6.52

*	Commencement of operations.
**
Expenses are equal to the Fund’s annualized expense ratio of 1.30% multiplied by the average account values over the period and by 121/365 (to reflect the since inception period).  The expense ratio reflects an expense waiver.  Assume all dividends and distributions were reinvested.

^
Expenses are equal to the Fund’s annualized expense ratio of 1.30% multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six month period).  The expense ratio reflects an expense waiver.  Assume all dividends and distributions were reinvested.

Zacks All-Cap Core Fund
Zacks Market Neutral Fund
Zacks Small-Cap Core Fund
Zacks Dividend Fund
each a series of the Investment Managers Series Trust

Advisor
Zacks Investment Management, Inc.
1 South Wacker Drive, Suite 2700
Chicago, Illinois 60606

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 10th Floor
Kansas City, Missouri 64106

 Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Zacks All-Cap Core Fund - Class A	CZOAX	461418 204
Zacks All-Cap Core Fund - Class C	CZOCX	461418 105
Zacks Market Neutral Fund - Class A	ZMNAX	461418 709
Zacks Market Neutral Fund - Class C	ZMNCX	461418 808
Zacks Small-Cap Core Fund - Investor	ZSCCX	461418 428
Zacks Small-Cap Core Fund - Class C	ZCCCX	46141P 396
Zacks Small-Cap Core Fund - Class I	ZSCIX	46141P 313
Zacks Dividend Fund - Investor	ZDIVX	46141P 321

Privacy Principles of the Zacks Funds for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds.  The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Zacks Funds for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (888) 453-4003 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 453-4003 or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC website at  www.sec.gov.  The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Zacks Funds
P.O. Box 2175
Milwaukee, Wisconsin 53201
Toll Free: (888) 453-4003

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	8/8/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	8/8/2014

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	8/8/2014